Note 18 - Non-controlling Interest - Non-controliling Interests of Subsidiaries (Details) - CAD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017
Profit (loss) allocated to non-controlling interest
Non-controlling interest		$ 9,298	$ 24,471
Just Ventures [member]
Profit (loss) allocated to non-controlling interest
Non-controlling interest	[1]	9,603	24,558
SW Direkt [member]
Profit (loss) allocated to non-controlling interest
Non-controlling interest	[2]	(305)	(72)
SW Pro [member]
Profit (loss) allocated to non-controlling interest
Non-controlling interest	[2]		$ (15)

[1]	On August 1, 2017, Just Energy announced that it reached an agreement with its joint venture partner, Red Ventures LLC, to end the exclusive relationship for online sales of the Just Energy brand in North America. To facilitate the transaction, Just Energy acquired the outstanding 50% interest of each of Just Ventures LLC in the United States and Just Ventures L.P. in Canada. Under the terms of the agreement, the purchase price is a function of go-forward earnings based on the current client base and is payable in quarterly installments over five years estimated at $99.8 million. As at March 31, 2018, the current liabilities amount to $26.4 million and long-term liabilities amount to $56.6 million.
[2]	Just Energy owns 95% of the issues and outstanding shares of Just Energy Deutschland GmbH and 51% of the issued and outstanding shares of db SWPro GmbH ("SWPro"), and therefore, has treated the 5% and 49%, respectively, that is not owned by Just Energy as a non-controlling interest.